Net Pension Assets - Summary of Reconciliation of Net Pension Asset (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit asset (liability) [line items]
Beginning balance	$ 5,091	$ 3,185	$ 8,826
Current service cost	(2,192)	(2,105)	(1,767)
Interest (cost) income	92	24	210
Return on plan assets greater (less) than discount rate		483	(21)
Experience (loss) gain	(1,681)	(1,943)	(2,033)
Investment return	138	67	88
Assumption changes	(1,874)	877	(226)
Employer contributions	1,903	4,780	(1,677)
Benefits paid	(79)	(209)	(225)
Adjustments	(1,149)	(68)	10
Ending balance	249	5,091	3,185
Defined benefit obligation [member]
Disclosure of net defined benefit asset (liability) [line items]
Beginning balance	(22,568)	(19,997)	(16,498)
Current service cost	(2,192)	(2,105)	(1,767)
Interest (cost) income	(887)	(642)	(568)
Return on plan assets greater (less) than discount rate		0	0
Experience (loss) gain	(1,681)	(1,943)	(2,033)
Investment return	0	0	0
Assumption changes	(1,874)	877	(226)
Employer contributions	0	0	0
Benefits paid	1,007	1,242	1,095
Adjustments	0	0	0
Ending balance	(28,195)	(22,568)	(19,997)
Fair value of assets [member]
Disclosure of net defined benefit asset (liability) [line items]
Beginning balance	28,339	23,794	25,946
Current service cost	0	0	0
Interest (cost) income	979	666	778
Return on plan assets greater (less) than discount rate		483	(21)
Experience (loss) gain	0	0	0
Investment return	138	67	88
Assumption changes	0	0	0
Employer contributions	1,903	4,780	(1,677)
Benefits paid	(1,086)	(1,451)	(1,320)
Adjustments	(1,187)	0	0
Ending balance	29,086	28,339	23,794
Other employee benefits liability [member]
Disclosure of net defined benefit asset (liability) [line items]
Beginning balance	(680)	(612)	(622)
Current service cost	0	0	0
Interest (cost) income	0	0	0
Return on plan assets greater (less) than discount rate		0	0
Experience (loss) gain	0	0	0
Investment return	0	0	0
Assumption changes	0	0	0
Employer contributions	0	0	0
Benefits paid	0	0	0
Adjustments	38	(68)	10
Ending balance	$ (642)	$ (680)	$ (612)